Deferred Revenues (Details) - Schedule of deferred revenues - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred revenues [Abstract]
Advanced payments from customers	$ 267	$ 210
Service contracts	544	483
Other	93	143
Total	904	836
Less- long term deferred revenue related to service contract	(303)	(319)
Deferred revenues	$ 601	$ 517